Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash are as follows:

	June 30, 2018	December 31, 2017	June 30, 2017	December 31, 2016
	$	$	$	$
Cash and cash equivalents	454,933	445,452	600,881	567,994
Restricted cash – current	55,466	38,179	108,535	107,672
Restricted cash – non-current	34,627	68,543	105,342	129,576
	545,026	552,174	814,758	805,242